Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents

	December 31, 2017	December 31, 2016
Cash on hand and at banks	$127,625	$126,584
Short-term deposits and highly liquid funds	7	9,408
Cash and cash equivalents	$127,632	$135,992